COMMON STOCK (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Oct. 02, 2024
Common stock, shares issued	1,886,238	936,926	2,806,562
Reverse stock split	1-for-10
Debt conversion, converted instrument, shares issued, shares	5,214
Common Stocks [Member]
Common stock, shares issued	358			41,469
Common stock issued upon exercise of warrants		872,874
Reverse stock split	1-for-110
PIPE Offering [Member]
Common stock, shares issued	370,000
Wrrants [Member]
Common stock, shares issued	579,219		920,324
Additional common stock shares issued	110
RSUs [Member]
Common stock shares issued for services, shares		105